As filed with the Securities and Exchange Commission on March 1, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8267

Kopp Funds, Inc.
(Exact name of registrant as specified in charter)

7701 France Avenue South, Suite 500
Edina, MN 55435
(Address of principal executive offices) (Zip code)

Kathleen S. Tillotson
Kopp Funds, Inc.
7701 France Avenue South, Suite 500
Edina, Minnesota 55435
(Name and address of agent for service)

(952) 841-0400
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of
Shares			Value
		COMMON STOCK - 99.3%
		APPLICATION DEVELOPMENT TOOLS - 0.1%
30,000		SERENA Software, Inc.	$ 649,200

		ARTHROSCOPY - 2.3%
350,000		ArthroCare Corporation	11,221,000

		CARDIOVASCULAR - 1.1%
1,000,000		CardioDynamics International Corporation	5,170,000

		COMPUTER PERIPHERALS - 0.2%
125,000		Mobility Electronics, Inc.	1,072,500

		DATABASE & DATA WAREHOUSING - 4.2%
250,000		Ascential Software Corporation	4,077,500
350,000		Hyperion Solutions Corporation	16,317,000
			20,394,500
		DIAGNOSTICS - 10.7%
155,000		Biosite Incorporated	9,538,700
1,000,000		Cepheid, Inc.	9,940,000
300,000		Gen-Probe Incorporated	13,563,000
550,000		Quidel Corporation	2,794,000
350,000		TriPath Imaging, Inc.	3,139,500
200,000		Ventana Medical Systems, Inc.	12,798,000
			51,773,200
		ELECTRONIC COMPONENTS/MANUFACTURING - 1.2%
500,000		Artesyn Technologies, Inc.	5,650,000

		GENOMICS - 6.4%
750,000		CuraGen Corporation	5,370,000
1,500,000		Medarex, Inc.	16,170,000
1,000,000		Sangamo BioSciences, Inc.	6,000,000
2,800,000		Transgenomic, Inc.#	3,220,000
			30,760,000
		IMAGING - 4.5%
400,000		SonoSite, Inc.	$ 13,580,000
500,000		Vital Images, Inc.	8,375,000
			21,955,000
		INDUSTRIAL AUTOMATION - 0.2%
570,000		Adept Technology, Inc.	820,800

		INFORMATION SECURITY - 2.9%
950,000		Digimarc Corporation	8,854,000
200,000		Macrovision Corporation	5,144,000
			13,998,000
		INFORMATION TECHNOLOGY SERVICES - 0.2%
160,000		Lightbridge, Inc.	966,400

		LASER-BASED COMPONENTS & SUBSYSTEMS - 3.0%
3,000,000		Finisar Corporation	6,840,000
4,000,000		Oplink Communications, Inc.	7,880,000
			14,720,000
		MACHINE VISION/INSPECTION - 2.2%
235,000		CyberOptics Corporation	3,494,450
620,000		Zygo Corporation	7,309,800
			10,804,250

		MISCELLANEOUS SOFTWARE - 2.4%
350,000		VeriSign, Inc.	11,732,000

		NETWORKING - 2.3%
4,000,000		Enterasys Networks, Inc.	7,200,000
81,620		Verilink Corporation	221,190
1,000,000		Visual Networks, Inc.	3,480,000
			10,901,190
		RESEARCH REAGENTS/INSTRUMENTATION - 4.6%
1,200,000		Array BioPharma Inc.	11,424,000
1,000,000		Caliper Life Sciences, Inc.	7,530,000
703,000		Harvard Bioscience, Inc.	3,254,890
			22,208,890
		SEMICAP EQUIPMENT - 1.7%
200,000		Brooks Automation, Inc.	3,444,000
200,000		MKS Instruments, Inc.	3,710,000
450,500		Trikon Technologies, Inc.	1,036,150
			8,190,150
		SEMICONDUCTOR - 10.9%
900,000		ANADIGICS, Inc.	$ 3,375,000
600,000		Centillium Communications, Inc.	1,458,000
2,000,000		Conexant Systems, Inc.	3,980,000
1,000,000		Mindspeed Technologies Inc.	2,780,000
400,000		PMC-Sierra, Inc.	4,500,000
1,700,000		QuickLogic Corporation#	4,829,700
750,000		Skyworks Solutions, Inc.	7,072,500
230,000		Synaptics Incorporated	7,033,400
2,600,000		Vitesse Semiconductor Corporation	9,178,000
2,400,000		WJ Communications, Inc.	8,256,000
			52,462,600
		SOFTWARE APPLICATIONS - 10.4%
1,460,000		Epicor Software Corporation	20,571,400
750,000		MapInfo Corporation	8,985,000
625,000		MRO Software, Inc.	8,137,500
560,000		PLATO Learning, Inc.	4,172,000
1,000,000		Retek Inc.	6,150,000
830,000		Vastera, Inc.	2,182,900
			50,198,800
		SPECIALTY PHARMACEUTICALS - 2.9%
1,025,000		DepoMed, Inc.	5,535,000
1,600,000		InKine Pharmaceutical Company, Inc.	8,688,000
			14,223,000
		SURGICAL PRODUCTS - 1.6%
400,000		Closure Medical Corporation	7,800,000

		TELECOMMUNICATION EQUIPMENT - 7.3%
3,950,000		ADC Telecommunications, Inc.	10,586,000
550,000		Network Equipment Technologies, Inc.	5,401,000
2,000,000		Redback Networks Inc.	10,720,000
2,100,000		Tut Systems, Inc.#	8,442,000
			35,149,000
		TEST AND MEASUREMENT - 2.9%
600,000		LeCroy Corporation	14,004,000

		THERAPEUTICS/SPECIALTY COMPOUNDS - 5.9%
750,000		Cell Genesys, Inc.	6,075,000
1,120,120		Neose Technologies, Inc.	7,527,206
500,000		Symyx Technologies, Inc.	15,040,000
			28,642,206

		VOICE PROCESSING - 0.9%
800,000		Captaris Inc.	$ 4,128,000

		WIRELESS - 6.3%
625,000		EMS Technologies, Inc.#	10,387,500
250,000		Proxim Corporation - Class A	1,022,500
1,000,000		REMEC, Inc.	7,210,000
300,000		RF Monolithics, Inc.	2,505,000
2,920,000		Stratex Networks, Inc.	6,599,200
2,000,000		Superconductor Technologies Inc.	2,780,000
			30,504,200

		Total Common Stock (cost $634,888,655)	480,098,886

		SHORT-TERM INVESTMENT - 0.8%
		INVESTMENT COMPANY - 0.8%
4,050,726		First American Prime Obligations Fund, Class I*	4,050,726

		Total Short-Term Investment (cost $4,050,726)	4,050,726

		Total Investments - 100.1% (cost $638,939,381)	484,149,612

		Liabilities, less Other Assets - (0.1)%	(615,841)

		NET ASSETS - 100.0%	$ 483,533,771

	#	Affiliated company; the Fund owns 5% or more of the outstanding
		voting securities of the issuer.

	*	Income producing security. All other securities are non-income producing.

See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of
Shares			Value
		COMMON STOCK - 96.6%
		AEROSPACE & DEFENSE - 1.8%
5,000		Boeing Co.	$ 258,850
4,500		Lockheed Martin Corp.	249,975
			508,825
		AIR FREIGHT & LOGISTICS - 0.9%
2,600		FedEx Corp.	256,074

		AIRLINES - 1.0%
16,800		Southwest Airlines Co.	273,504

		AUTO COMPONENTS - 0.8%
3,400		Johnson Controls, Inc.	215,696

		AUTOMOBILES - 1.3%
3,700		General Motors Corp.	148,222
3,400		Harley-Davidson, Inc.	206,550
			354,772

		BEVERAGES - 1.7%
4,700		Anheuser-Busch Companies, Inc.	238,431
4,700		PepsiCo, Inc.	245,340
			483,771

		BIOTECHNOLOGY - 1.0%
4,300		Amgen, Inc. *	275,845

		CAPITAL MARKETS - 3.0%
4,500		Merrill Lynch & Co., Inc.	268,965
5,700		Northern Trust Corp.	276,906
5,700		State Street Corp.	279,984
			825,855

		CHEMICALS - 3.7%
4,400		Air Products & Chemicals, Inc.	$ 255,068
5,200		Dow Chemical Co.	257,452
4,200		E.I. du Pont de Nemours & Co.	206,010
5,600		Monsanto Co.	311,080
			1,029,610

		COMMERCIAL BANKS - 4.1%
6,500		First Horizon National Corp.	280,215
5,000		PNC Financial Services Group	287,200
3,800		SunTrust Banks, Inc.	280,744
4,500		Wells Fargo & Co.	279,675
			1,127,834

		COMMERCIAL SERVICES & SUPPLIES - 2.0%
11,900		Cendant Corp.	278,222
5,800		Pitney Bowes, Inc.	268,424
			546,646

		COMMUNICATIONS EQUIPMENT - 2.6%
12,700		Cisco Systems, Inc. *	245,110
20,700		Corning, Inc. *	243,639
13,400		Motorola, Inc.	230,480
			719,229

		COMPUTERS & PERIPHERALS - 2.5%
6,800		Dell, Inc. *	286,552
7,900		Hewlett-Packard Co.	165,663
2,600		International Business Machines Corp.	256,308
			708,523

		CONSUMER FINANCE - 1.0%
5,000		American Express Co.	281,850

		CONTAINERS & PACKAGING - 1.0%
9,100		Bemis Company, Inc.	264,719

		DIVERSIFIED FINANCIAL SERVICES - 1.0%
6,000		Citigroup, Inc.	289,080

		DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
14,000		AT&T Corp.	$ 266,840
6,800		Verizon Communications, Inc.	275,468
			542,308

		ELECTRIC UTILITIES - 3.8%
3,900		Entergy Corp.	263,601
3,600		FPL Group, Inc.	269,100
5,800		Progress Energy, Inc.	262,392
7,800		Southern Co.	261,456
			1,056,549

		ELECTRICAL EQUIPMENT - 1.0%
3,800		Emerson Electric Co.	266,380

		ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
9,400		Agilent Technologies, Inc. *	226,540
45,600		Solectron Corp. *	243,048
			469,588

		ENERGY EQUIPMENT & SERVICES - 2.0%
6,600		Halliburton Co.	258,984
5,900		Noble Corp. *+	293,466
			552,450

		FOOD & STAPLES RETAILING - 1.7%
6,500		Walgreen Co.	249,405
4,400		Wal-Mart Stores, Inc.	232,408
			481,813

		FOOD PRODUCTS - 1.8%
4,700		Hershey Foods Corp.	261,038
10,300		Sara Lee Corp.	248,642
			509,680

		GAS UTILITIES - 0.9%
6,000		KeySpan Corp.	236,700

		HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
7,900		Baxter International, Inc.	272,866
5,400		Medtronic, Inc.	268,218
			541,084

		HEALTH CARE PROVIDERS & SERVICES - 3.9%
4,600		Cardinal Health, Inc.	$ 267,490
6,600		HCA, Inc.	263,736
2,800		Quest Diagnostics	267,540
3,100		UnitedHealth Group, Inc.	272,893
			1,071,659

		HOTELS, RESTAURANTS & LEISURE - 2.1%
4,600		Marriott International, Inc. - Class A	289,708
4,600		Starbucks Corp. *	286,856
			576,564

		HOUSEHOLD DURABLES - 1.7%
3,000		Black & Decker Corp.	264,990
2,900		Whirlpool Corp.	200,709
			465,699

		HOUSEHOLD PRODUCTS - 0.9%
4,600		Procter & Gamble Co.	253,368

		INDUSTRIAL CONGLOMERATES - 1.9%
3,300		3M Co.	270,831
7,200		General Electric Co.	262,800
			533,631

		INSURANCE - 4.0%
5,500		Allstate Corp.	284,460
4,300		American International Group, Inc.	282,381
6,900		Metlife, Inc.	279,519
3,300		Progressive Corp.	279,972
			1,126,332

		INTERNET & CATALOG RETAIL - 1.0%
2,500		eBay, Inc. *	290,700

		INTERNET SOFTWARE & SERVICES - 0.9%
7,000		Yahoo!, Inc. *	263,760

		INFORMATION TECHNOLOGY SERVICES - 1.8%
4,700		Computer Sciences Corp. *	264,939
5,700		First Data Corp.	242,478
			507,417

		LEISURE EQUIPMENT & PRODUCTS - 0.9%
7,700		Eastman Kodak Co.	$ 248,325

		MACHINERY - 2.9%
2,800		Caterpillar, Inc.	273,028
3,800		Eaton Corp.	274,968
3,300		Ingersoll-Rand Co.+	264,990
			812,986

		MEDIA - 2.8%
3,400		Knight-Ridder, Inc.	227,596
14,400		Time Warner, Inc. *	279,936
9,400		Walt Disney Co.	261,320
			768,852

		METALS & MINING - 1.8%
7,100		Alcoa, Inc.	223,082
5,500		Nucor Corp.	287,870
			510,952

		MULTILINE RETAIL - 1.8%
5,000		Sears, Roebuck and Co.	255,150
4,800		Target Corp.	249,264
			504,414

		MULTI-UTILITIES & UNREGULATED POWER - 1.8%
3,700		Dominion Resources Inc.	250,638
10,000		Duke Energy Corp.	253,300
			503,938

		OFFICE ELECTRONICS - 1.0%
15,900		Xerox Corp. *	270,459

		OIL & GAS - 3.2%
4,400		Anadarko Petroleum Corp.	285,164
5,600		Exxon Mobil Corp.	287,056
20,300		Williams Cos, Inc.	330,687
			902,907

		PAPER & FOREST PRODUCTS - 0.9%
6,200		International Paper Co.	260,400

		PERSONAL PRODUCTS - 0.6%
3,600		Gillette Co.	$ 161,208

		PHARMACEUTICALS - 2.8%
4,200		Johnson & Johnson	266,364
8,400		Merck & Co., Inc.	269,976
9,500		Pfizer, Inc.	255,455
			791,795

		REAL ESTATE - 0.9%
8,400		Equity Office Properties Trust	244,608

		SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.6%
5,900		Analog Devices, Inc.	217,828
14,600		Applied Materials, Inc. *	249,660
1,479		Freescale Semiconductor, Inc. *	27,154
10,700		Intel Corp.	250,273
9,900		Texas Instruments, Inc.	243,738
			988,653

		SOFTWARE - 2.6%
5,200		Intuit, Inc. *	228,852
8,400		Microsoft Corp.	224,364
18,700		Oracle Corp. *	256,564
			709,780

		SPECIALTY RETAIL - 2.7%
4,000		Best Buy Co., Inc.	237,680
5,700		Home Depot, Inc.	243,618
8,100		Staples, Inc.	273,051
			754,349

		TEXTILES, APPAREL & LUXURY GOODS - 0.9%
2,900		NIKE, Inc. - Class B	263,001

		THRIFTS & MORTGAGE FINANCE - 1.1%
4,100		Fannie Mae	291,961

		Total Common Stock (cost $21,875,868)	26,896,103

		INVESTMENT COMPANY - 1.8%
		EXCHANGE TRADED FUND - 1.8%
3,300		Rydex S&P Equal Weight ETF	$ 515,328

		Total Investment Company (cost $499,623)	515,328

		SHORT-TERM INVESTMENT - 1.3%
		INVESTMENT COMPANY - 1.3%
350,522		First American Prime Obligations Fund, Class I*	350,522

		Total Short-Term Investment (cost $350,522)	350,522

		Total Investments - 99.7% (cost $22,726,013)	27,761,953

		Other Assets less Liabilities - 0.3%	71,985

		NET ASSETS - 100.0%	$ 27,833,938

	*	Non-income producing.
	+	U.S. traded security of a foreign issuer.

See Notes to the Financial Statements.

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kopp Funds, Inc.

By (Signature and Title)_/s/ John P. Flakne
John P. Flakne, Chief Executive and Financial Officer, President,
and Treasurer

Date February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ John P. Flakne
John P. Flakne, Chief Executive and Financial Officer, President,
and Treasurer

Date February 23, 2005_________________

* Print the name and title of each signing officer under his or her signature.